Fair Value	12 Months Ended
Dec. 31, 2010
Fair Value [Abstract]
Fair Value
3.	Fair Value

Assets/Liabilities Measured at Fair Value on a Recurring Basis

Assets and liabilities measured on the Company’s balance sheet at fair value on a recurring basis subsequent to initial recognition consisted of the following:

	Fair Value Measurements at December 31, 2010 Using
	Quoted Prices
	In Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Instruments	Inputs	Inputs	Total Gains
	(Level 1)	(Level 2)	(Level 3)	(Losses)

Assets:
Forward foreign exchange contracts	$—	$694,795	$—	$2,204,383
Cross-currency interest rate swap contracts	—	—	—	291,694

Derivative assets measured at fair value	$—	$694,795	$—	$2,496,077

Liabilities:
Forward foreign exchange contracts	$—	$(479,735)	$—	$(4,169,805)
Interest rate swap contracts	—	(1,380,454)	—	(957,678)
Cross-currency interest rate swap contracts	—	(1,292,475)	—	(949,068)

Derivative liabilities measured at fair value	$—	$(3,152,664)	$—	$(6,076,551)

	Fair Value Measurements at December 31, 2009 Using
	Quoted Prices
	in Active
	Markets for	Significant Other	Significant
	Identical	Observable	Unobservable
	Instruments	Inputs	Inputs	Total Gains
	(Level 1)	(Level 2)	(Level 3)	(Losses)

Assets:
Forward foreign exchange contracts	$—	$54,442	$—	$3,961,279
Interest rate swap contracts	—	—	—	104,000
Cross-currency interest swap contracts	—	503,551	—	1,086,822

Derivative assets measured at fair value	$—	$557,993	$—	$5,152,101

Liabilities:
Forward foreign exchange contracts	$—	$483,421	$—	$(3,835,234)
Interest rate swap contracts	—	529,712	—	(127,336)
Cross-currency interest rate swap contracts	—	388,913	—	(519,099)
Commitment to issue shares and warrants relating to litigation settlement		120,237,773		(30,100,793)

Derivative liabilities measured at fair value	$—	$121,639,819	$—	$(34,582,462)

	Fair Value Measurements at December 31, 2008 Using
	Quoted Prices
	in Active
	Markets for	Significant Other	Significant
	Identical	Observable	Unobservable
	Instruments	Inputs	Inputs	Total Gains
	(Level 1)	(Level 2)	(Level 3)	(Losses)

Assets:
Forward foreign exchange contracts	$—	$665,584	$—	$4,350,382
Cross-currency interest rate swap contracts	—	873,040	—	2,324,228

Derivative assets measured at fair value	$—	$1,538,624	$—	$6,674,610

Liabilities:
Forward foreign exchange contracts	$—	$4,175,889	$—	$(10,809,932)
Cross-currency interest rate swap contracts	—	1,233,129	—	(1,670,195)

Derivative liabilities measured at fair value	$—	$5,409,018	$—	$(12,480,127)

We price our derivative financial instruments, consisting of forward foreign exchange contracts and interest rate swap contracts using level 2 inputs such as exchange rates and interest rates for instruments of comparable durations and profiles.
Assets Measured at Fair Value on a Nonrecurring Basis
Fair value of long-lived assets held and used was determined by discounted cash flow technique, which includes the future cash flows that are directly associated with and that are expected to arise as a direct result of the use and eventual disposition of the asset. Estimates of future cash flows used to test the recoverability of a long-lived asset incorporated the Company’s own assumptions about its use of the asset and considered all available evidence. Fair value of long-lived assets held for sale was determined by the price that would be received to sell the asset in an orderly transaction between market participants.
The Company did not have any asset measured at fair value on a nonrecurring basis as of December 31, 2010.

	Fair Value Measurements at December 31, 2009 Using
	Quoted Prices
	in Active
	Markets for	Significant Other	Significant
	Identical	Observable	Unobservable
	Instruments	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total Losses

Long-lived assets held and used	$—	$—	$28,424,849	$(5,269,281)
Long-lived assets held for sale	—	—	8,184,462	(22,718,729)

	$—	$—	$36,609,311	$(27,988,010)

In 2009, long-lived assets held and used with a carrying amount of $33.7 million were written down to their fair value of $28.4 million, resulting in an impairment charge of $5.3 million. In addition, long- lived assets held for sale with a carrying amount of $30.9 million were written down to their fair value less cost to sell of $8.2 million, resulting in a loss of $22.7 million. All such amounts were included in impairment loss of long-lived assets in the consolidated statements of operations for the year ended December 31, 2009.

	Fair Value Measurements at December 31, 2008 Using
	Quoted Prices
	in Active
	Markets for	Significant Other	Significant
	Identical	Observable	Unobservable
	Instruments	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total Losses

Long-lived assets held and used	$—	$—	$916,958,304	$(105,774,000)

	$—	$—	$916,958,304	$(105,774,000)

In 2008, long-lived assets held and used with a carrying amount of approximately $1.0 billion were written down to their fair value of approximately $917.0 million, resulting in an impairment charge of $105.8 million, which was included in impairment loss of long-lived assets in the consolidated statements of operations for the year ended December 31, 2008.